Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares
Statement of comprehensive income [abstract]
Operating revenues	$ 237,553,199	$ 7,572,623	$ 232,302,584	$ 222,533,000
Operating costs	(168,646,700)	(5,376,050)	(156,648,504)	(144,789,162)
Gross profit	68,906,499	2,196,573	75,654,080	77,743,838
Operating expenses
Sales and marketing expenses	(2,433,447)	(77,573)	(2,701,483)	(3,225,154)
General and administrative expenses	(6,791,899)	(216,509)	(7,117,416)	(7,477,037)
Research and development expenses	(17,724,752)	(565,022)	(15,616,039)	(13,283,830)
Expected credit impairment gains	2,408	77	69,519	130,518
Subtotal	(26,947,690)	(859,027)	(25,365,419)	(23,855,503)
Net other operating income and expenses	1,989,879	63,433	1,323,909	4,002,326
Operating income	43,948,688	1,400,979	51,612,570	57,890,661
Non-operating income and expenses
Interest income	2,278,551	72,635	3,670,218	4,853,124
Other income	2,457,203	78,330	1,253,376	1,773,498
Other gains and losses	925,211	29,492	(302,704)	223,096
Finance costs	(1,602,065)	(51,070)	(1,756,100)	(1,570,374)
Share of profit or loss of associates and joint ventures	657,163	20,949	1,238,628	4,307,614
Bargain purchase gain in acquisition of equity investee	0	0	0	494,001
Exchange gain, net	0	0	1,328,832	478,784
Exchange loss, net	(583,084)	(18,587)
Subtotal	4,132,979	131,749	5,432,250	10,559,743
Income from continuing operations before income tax	48,081,667	1,532,728	57,044,820	68,450,404
Income tax expense	(7,902,854)	(251,924)	(8,370,194)	(8,311,270)
Net income	40,178,813	1,280,804	48,674,626	60,139,134
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	145,103	4,625	188,451	402,234
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(3,423,919)	(109,146)	(539,327)	5,530,359
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	3,090,371	98,514	301,134	1,610,116
Income tax related to items that will not be reclassified subsequently	29,772	949	16,216	(414,395)
Subtotal	(158,673)	(5,058)	(33,526)	7,128,314
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(5,848,451)	(186,435)	8,902,745	(2,386,278)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(17,319)	(552)	323,374	(74,418)
Income tax related to items that may be reclassified subsequently	515,359	16,428	129,000	390,428
Subtotal	(5,350,411)	(170,559)	9,355,119	(2,070,268)
Total other comprehensive income (loss)	(5,509,084)	(175,617)	9,321,593	5,058,046
Total comprehensive income (loss)	34,669,729	1,105,187	57,996,219	65,197,180
Net income (loss) attributable to:
Shareholders of the parent	40,360,314	1,286,590	48,779,300	59,688,950
Non-controlling interests	(181,501)	(5,786)	(104,674)	450,184
Net income	40,178,813	1,280,804	48,674,626	60,139,134
Comprehensive income (loss) attributable to:
Shareholders of the parent	34,851,252	1,110,974	58,100,817	64,747,010
Non-controlling interests	(181,523)	(5,787)	(104,598)	450,170
Total comprehensive income (loss)	$ 34,669,729	$ 1,105,187	$ 57,996,219	$ 65,197,180
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 3.3	$ 0.11	$ 4.01	$ 4.92
Earnings per share-diluted | (per share)	$ 3.27	$ 0.1	$ 3.94	$ 4.82